Statements of Changes in Equity (Deficit) - USD ($)	Common Shares	Treasury Shares	Additional Paid in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Total
Balance at Dec. 31, 2020	$ 145,139		$ 20,649,882	$ (29,759,697)	$ (19,381)	$ (8,984,057)
Balance (in Shares) at Dec. 31, 2020	6,960,000
Issuance of common shares in initial public offering, net	$ 108,347		9,946,310			10,054,657
Issuance of common shares in initial public offering, net (in Shares)	4,819,277
Issuance of warrants, net			6,742,638			6,742,638
Issuance of common shares to consultant	$ 268		49,732			50,000
Issuance of common shares to consultant (in Shares)	12,048
Warrant exercises	$ 5,540		1,144,010			1,149,550
Warrant exercises (in Shares)	277,000
Issuance of common shares in equity transactions	$ 28,269	26,816	3,493,496			3,548,581
Issuance of common shares in equity transactions (in Shares)	1,313,232
Issuance of common shares for partial commitment fee	$ 569		58,886			59,455
Issuance of common shares for partial commitment fee (in Shares)	26,203
Capital increase for financing transactions	$ 56,313	(56,313)
Capital increase for financing transactions (in Shares)	2,815,629
Defined pension plan adjustments					(132,358)	(132,358)
Net loss				(11,946,078)		(11,946,078)
Balance at Dec. 31, 2021	$ 344,445	(29,497)	42,084,954	(41,705,775)	(151,739)	542,388
Balance (in Shares) at Dec. 31, 2021	16,223,389
Issuance of common shares direct offering, net	$ 31,251	29,057	1,851,205			1,911,513
Issuance of common shares direct offering, net (in Shares)	1,562,531
Issuance of pre-funded warrants, net			5,348,882			5,348,882
Issuance of common shares in At-The-Market (ATM) financing		440	30,553			30,993
Issuance of treasury shares	$ 116,184	(116,184)
Issuance of treasury shares (in Shares)	5,809,243
Exercise of pre-funded warrants		23,692				23,692
Issuance of common shares in private placement offerings, net	$ 126,346	92,492	7,056,711			7,275,549
Issuance of common shares in private placement offerings, net (in Shares)	6,317,301
Conversion of convertible notes payable	$ 50,329		2,422,287			2,472,616
Conversion of convertible notes payable (in Shares)	2,516,429
Stock based compensation			22,730			22,730
Issuance of warrants, net			2,047,208			2,047,208
Defined pension plan adjustments					100,948	100,948
Net loss				(16,495,680)		(16,495,680)
Balance at Dec. 31, 2022	$ 668,555		60,864,530	(58,201,455)	(50,791)	3,280,839
Balance (in Shares) at Dec. 31, 2022	32,428,893
Issuance of treasury shares	$ 64,858	(64,858)
Issuance of treasury shares (in Shares)	3,242,887
Stock based compensation			164,907			$ 164,907
Warrant exercises (in Shares)
Defined pension plan adjustments					(107,280)	$ (107,280)
Net loss				(12,172,029)		(12,172,029)
Balance at Dec. 31, 2023	$ 733,413	$ (64,858)	$ 61,029,437	$ (70,373,484)	$ (158,071)	$ (8,833,563)
Balance (in Shares) at Dec. 31, 2023	35,671,780